Capital structure and financial items - Financial risks - Derecognised receivables (Details) - Later than one year - Receivables - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
US
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	kr 1,817	kr 3,672	kr 3,587
JAPAN
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	kr 2,351	kr 2,149	kr 1,937